ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses consist of the following (in thousands):

	September 30, 2016	December 31, 2015
Accrued compensation and benefits	$2,438	$2,134
Accrued research and development	129	152
Accrued other	159	146
Total accrued expenses	$2,726	$2,432

Accrued expenses consist of the following (in thousands):

	December 31,
	2015	2014

Accrued compensation and benefits	$2,134	$1,108
Accrued research and development	152	163
Accrued other	146	167
Total accrued expenses	$2,432	$1,438